ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 8. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following:

	December 31,	December 31,
	2014	2013
Accounts payable	$240,204	$948,421
Accrued officers’ salary	-	60,000
Accrued interest	270,918	204,898
Accrued payroll taxes	62,599	62,599
	$573,721	$1,275,918